Prepaid Expenses and Other Current Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Prepaid Expenses and Other Current Assets [Abstract]
Prepaid Expenses and Other Current Assets
5. Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consist of the following:

	June 30,	December 31,
	2011	2010
	(in thousands)
Prepaid corporate insurance	$85	$41
Deposit on inventory	420	420
Prepaid expenses and other current assets	30	35

	$535	$496

4. Prepaid Expenses and Other Current Assets
     Prepaid expenses and other current assets consist of the following:

	December 31,
	2010	2009
	(In thousands)
Prepaid corporate insurance	$41	$44
Deposit on inventory	420	215
Prepaid expenses and other current assets	35	110

	$496	$369